Document And Entity Information	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Entity Central Index Key	0001361658
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	Travel & Leisure Co.